Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Entity Registrant Name	SENECA GLOBAL FUND, L.P.
Entity Central Index Key	0001414581
Entity Filer Category	Smaller Reporting Company